6. Deconsolidation of Sinsin (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment in affiliates	$ 69,606	$ 69,606
Sinsin [Member]
Investment in affiliates	$ 69,606	$ 69,606